                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                            Van Kampen Harbor Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

             (Address of principal executive offices)     (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/05

       Item 1. Report to Shareholders.

       The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index from 12/31/95 through 12/31/05. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                MERRILL LYNCH ALL          LIPPER CONVERTIBLE
                                                 VAN KAMPEN HARBOR FUND        CONVERTIBLES INDEX         SECURITIES FUND INDEX
                                                 ----------------------        ------------------         ---------------------
12/95                                                      9424                       10000                       10000
                                                           9755                       10651                       10436
                                                           9998                       10925                       10709
                                                          10271                       11162                       11038
12/96                                                     10562                       11593                       11463
                                                          10489                       11631                       11522
                                                          11471                       12718                       12539
                                                          12569                       13990                       13705
12/97                                                     12348                       13860                       13401
                                                          13399                       15052                       14443
                                                          13101                       14938                       14165
                                                          11314                       13271                       12464
12/98                                                     13276                       15098                       13780
                                                          14002                       15922                       14048
                                                          15034                       17093                       15294
                                                          15003                       16879                       14885
12/99                                                     19916                       21070                       17678
                                                          22535                       22804                       19589
                                                          20853                       21358                       19104
                                                          22215                       21589                       19717
12/00                                                     19534                       18964                       18530
                                                          17387                       17824                       17433
                                                          17841                       18603                       18130
                                                          16098                       16936                       16203
12/01                                                     16726                       18120                       17655
                                                          16226                       17950                       17738
                                                          15336                       16584                       16611
                                                          14355                       15227                       15118
12/02                                                     14807                       16564                       16010
                                                          14942                       17074                       16209
                                                          15871                       18889                       17847
                                                          16283                       19414                       18304
12/03                                                     17881                       21061                       20074
                                                          18571                       21954                       20741
                                                          18560                       21829                       20616
                                                          18353                       21647                       20443
12/04                                                     19622                       23085                       21837
                                                          18808                       22007                       21068
                                                          18904                       22288                       21372
                                                          19689                       23213                       22507
12/05                                                     19711                       23320                       22698

                             A SHARES             B SHARES             C SHARES          I SHARES
                          since 11/15/56       since 12/20/91       since 10/26/93     since 3/23/05
----------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                W/MAX
                                    5.75%                5.00%                1.00%
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception           9.34%      9.20%     8.04%      8.04%     6.84%      6.84%       5.21%

10-year                   7.66       7.02      7.16       7.16      6.83       6.83          --

5-year                    0.18      -1.00     -0.58      -0.84     -0.58      -0.58          --

1-year                    0.45      -5.32     -0.31      -5.16     -0.24      -1.21          --
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through [i] tax-exempt retirement plans with assets of at least $1 million [including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans], [ii] fee-based investment programs with assets of at least $1 million and [iii] institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertibles Index represents convertible securities. The Lipper Convertible Securities Fund Index represents the average performance of the 30 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Harbor Fund is managed by the Adviser's Equity Income team.(1) Current members include Ellen Gold, Executive Director of the Adviser, and David McLaughlin, Vice President of the Adviser.

MARKET CONDITIONS

The U.S. economy grew at a good pace during the reporting period, supported by consumer spending, generally good corporate profits, contained inflation and reasonable unemployment. The period was marked with uncertainty, however. The Gulf Coast hurricanes, rising oil prices, ongoing monetary tightening, and fears of inflation gave investors pause during the year. The stock markets advanced nonetheless, albeit at a somewhat tepid pace.

As the economy continued to grow, the Federal Open Market Committee (the Fed) maintained its steady course of increases to the federal funds target rate. Through eight increments of 25 basis points each, the Fed brought the rate to
4.25 percent at the close of the period. The yields of longer-term bonds were less responsive to the Fed's action than those of shorter-term bonds.

Convertible securities were hindered by trends in both the stock and bond markets--specifically, the relatively low volatility in the stock market and rising short term rates. (Many convertible securities allow investors to exchange into a certain number of shares of common stock. These conversion features are typically most attractive when stock prices are moving upward.) In the early portion of the year, the convertible securities market faltered amid a rise in redemptions from hedge funds and decreased new issuance. Conditions improved as the period progressed, and the convertible securities market regained its bearings. Issuance increased and investor sentiment improved, leading the market to much stronger performance in the second half of the year.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.45 percent for the 12 months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Merrill Lynch All Convertibles Index and the Lipper Convertible Securities Fund Index, returned 1.01 percent and 3.94 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2005

------------------------------------------------------------------------------------
                                    MERRILL LYNCH ALL     LIPPER CONVERTIBLE
      CLASS A   CLASS B   CLASS C   CONVERTIBLES INDEX   SECURITIES FUND INDEX

       0.45%    -0.31%    -0.24%          1.01%                  3.94%
------------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund's performance, in absolute terms, was tempered by the tepid performance of convertible securities during the period. Convertible securities have historically performed more strongly when equity markets exhibit greater volatility than they did in 2005. Moreover, as discussed, during the first portion of the year, the asset class faced added pressure from hedge fund redemptions and declining investor sentiment. As the period progressed, however, the fund benefited as some as these negative influences abated.

Among its convertible holdings, the fund was well served by its emphasis on the energy sector. Positions in the oil services sector were a particular boon to performance. Rising commodity prices and steepening demand for oil rigs drove solid earnings growth for a number of the fund's holdings. Securities with exposure to the exploration and production area of the energy sector also contributed positively to performance. In contrast, exposure to the auto and auto parts industries proved disadvantageous. The ripple effects of weakness in leading manufacturers combined with a broad range of company-specific factors created an inhospitable environment for companies involved in the auto industry. Select exposure to the independent power producer industry detracted, due to event-driven developments.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 12/31/05
Williams Cos., Inc.                                               1.7%
Walt Disney Co.                                                   1.7
IVAX Corp.                                                        1.6
Halliburton Co.                                                   1.6
American Express Co.                                              1.4
TriQuint Semiconductor, Inc.                                      1.4
MetLife, Inc.                                                     1.4
Thermo Electron Corp.                                             1.4
Church & Dwight Co., Inc.                                         1.3
Fairchild Semiconductor Corp.                                     1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
Pharmaceuticals                                                  10.2%
Semiconductors                                                    7.4
Health Care Equipment                                             5.3
Biotechnology                                                     5.0
Broadcasting & Cable TV                                           3.5
Hotels, Resorts & Cruise Lines                                    2.8
Oil & Gas Equipment & Services                                    2.8
Multi-line Insurance                                              2.6
Semiconductor Equipment                                           2.1
Computer Storage & Peripherals                                    2.1
Wireless Telecommunication Services                               2.0
Electrical Components & Equipment                                 2.0
Oil Field Services                                                1.9
Investment Banking & Brokerage                                    1.9
Aerospace & Defense                                               1.8
Retail                                                            1.8
Communications Equipment                                          1.7
Multi-Utilities                                                   1.7
Entertainment                                                     1.7
Electronic Manufacturing Services                                 1.5
Casinos & Gaming                                                  1.5
Consumer Finance                                                  1.4
Life & Health Insurance                                           1.4
Household Products                                                1.3
Oil & Gas Exploration & Production                                1.3
Application Software                                              1.3
Construction & Engineering                                        1.2
Consumer Electronics                                              1.2
Other Diversified Financial Services                              1.1
Integrated Oil & Gas                                              1.0
Environmental & Facilities Services                               1.0
Health Care Supplies                                              0.9
Thrifts & Mortgage Finance                                        0.9
Reinsurance                                                       0.9
Transportation                                                    0.9
Diversified Metals & Mining                                       0.9
Advertising                                                       0.9
Health Care Facilities                                            0.9
Systems Software                                                  0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/05
                                       (continued from previous page)
Property & Casualty                                               0.8
Specialty Stores                                                  0.8
Internet Software & Services                                      0.8
Housewares & Specialties                                          0.8
Oil & Gas Drilling                                                0.8
Apparel Retail                                                    0.8
Distillers & Vintners                                             0.8
Diversified Manufacturing                                         0.7
Manufacturing                                                     0.7
Real Estate Investment Trusts                                     0.6
Broadcasting                                                      0.6
Oil & Gas Refining & Marketing                                    0.6
Automobile Manufacturers                                          0.6
Food Retail                                                       0.6
Internet Retail                                                   0.5
Electric                                                          0.5
Diversified Chemicals                                             0.5
Airlines                                                          0.5
Wireline Communications                                           0.5
Data Processing & Outsourcing Services                            0.4
Metal & Glass Containers                                          0.4
Electric Utilities                                                0.4
Movies and Entertainment                                          0.3
Integrated Telecommunication Services                             0.2
                                                                -----
Total Long-Term Investments                                      96.8%
Short-Term Investments                                            3.1
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/05          12/31/05       7/1/05-12/31/05
Class A
  Actual.....................................    $1,000.00        $1,041.95           $5.51
  Hypothetical...............................     1,000.00         1,019.81            5.45
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,038.82            9.40
  Hypothetical...............................     1,000.00         1,015.91            9.30
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,038.43            9.40
  Hypothetical...............................     1,000.00         1,016.01            9.30
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,043.93            4.28
  Hypothetical...............................     1,000.00         1,021.01            4.23
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.83%, 1.83% and 0.83% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  68.5%
          ADVERTISING  0.4%
$1,200    Lamar Advertising Co. .......................       2.875%  12/31/10   $  1,273,500
                                                                                 ------------

          AEROSPACE & DEFENSE  0.7%
 2,700    Armor Holdings, Inc. (a).....................     2.000/0   11/01/24      2,683,125
                                                                                 ------------

          AIRLINES  0.5%
 1,750    Continental Airlines, Inc. ..................       4.500   02/01/07      1,640,625
                                                                                 ------------

          APPAREL RETAIL  0.8%
 1,920    Charming Shoppes, Inc. ......................       4.750   06/01/12      2,714,400
                                                                                 ------------

          APPLICATION SOFTWARE  1.3%
 2,600    SERENA Software, Inc. .......................       1.500   12/15/23      2,756,000
 1,800    Sybase, Inc., 144A--Private Placement (b)....       1.750   02/22/25      1,854,000
                                                                                 ------------
                                                                                    4,610,000
                                                                                 ------------
          BIOTECHNOLOGY  5.0%
 5,715    Amgen, Inc., LYON............................      *        03/01/32      4,486,275
 3,000    deCODE genetics, Inc., 144A--Private
          Placement (b)................................       3.500   04/15/11      2,482,500
 1,200    Human Genome Sciences, Inc. .................       2.250   08/15/12        882,000
 2,700    Incyte Corp. ................................       3.500   02/15/11      2,082,375
 1,500    Invitrogen Corp. ............................       1.500   02/15/24      1,275,000
 2,400    MedImmune, Inc. .............................       1.000   07/15/23      2,352,000
 2,339    Nektar Therapeutics, 144A--Private Placement
          (b)..........................................       3.250   09/28/12      2,365,314
 2,770    Oscient Pharmaceuticals Corp. ...............       3.500   04/15/11      2,146,750
                                                                                 ------------
                                                                                   18,072,214
                                                                                 ------------
          BROADCASTING  0.6%
 2,500    Sinclair Broadcast Group, Inc. ..............       6.000   09/15/12      2,190,625
                                                                                 ------------

          BROADCASTING & CABLE TV  3.5%
    50    Comcast Corp. (Variable Rate Coupon).........       2.000   10/15/29      2,000,000
 3,000    EchoStar Communications Corp. ...............       5.750   05/15/08      2,940,000
 1,200    Liberty Media Corp. .........................       0.750   03/30/23      1,290,000
 2,000    Liberty Media Corp., 144A--Private Placement
          (b)..........................................       0.750   03/30/23      2,150,000
 2,000    Liberty Media Corp., Ser B...................       3.250   03/15/31      1,517,500
   540    Sirius Satellite Radio, Inc. ................       3.500   06/01/08      2,624,400
                                                                                 ------------
                                                                                   12,521,900
                                                                                 ------------
          CASINOS & GAMING  1.5%
 2,700    International Game Technology................      *        01/29/33      1,812,375
 3,300    Scientific Games Corp., 144A--Private
          Placement (b)................................       0.750   12/01/24      3,551,625
                                                                                 ------------
                                                                                    5,364,000
                                                                                 ------------

See Notes to Financial Statements                                              9

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          COMMUNICATIONS EQUIPMENT  1.2%
$2,200    Ciena Corp. .................................       3.750%  02/01/08   $  2,029,500
 2,500    Terayon Communication Systems, Inc. .........       5.000   08/01/07      2,412,500
                                                                                 ------------
                                                                                    4,442,000
                                                                                 ------------
          COMPUTER STORAGE & PERIPHERALS  2.1%
   900    Electronics for Imaging, Inc. ...............       1.500   06/01/23      1,000,125
 2,000    Electronics for Imaging, Inc., 144A--Private
          Placement (b)................................       1.500   06/01/23      2,222,500
 3,980    Maxtor Corp. ................................       6.800   04/30/10      4,144,175
                                                                                 ------------
                                                                                    7,366,800
                                                                                 ------------
          CONSTRUCTION & ENGINEERING  1.2%
 3,000    Fluor Corp. .................................       1.500   02/15/24      4,293,750
                                                                                 ------------

          CONSUMER ELECTRONICS  1.2%
 4,000    Best Buy, Inc. ..............................       2.250   01/15/22      4,270,000
                                                                                 ------------

          CONSUMER FINANCE  1.4%
 4,800    American Express Co., 144A--Private Placement
          (b)..........................................       1.850   12/01/33      5,118,000
                                                                                 ------------

          DATA PROCESSING & OUTSOURCING SERVICES  0.4%
 1,500    CSG Systems International, Inc.,
          144A--Private Placement (b)..................       2.500   06/15/24      1,471,875
                                                                                 ------------

          DIVERSIFIED MANUFACTURING  0.7%
 3,000    3M Co., LYON (a).............................     2.400/0   11/21/32      2,681,250
                                                                                 ------------

          ELECTRIC  0.5%
 1,400    Reliant Resources, Inc., 144A--Private
          Placement (b)................................       5.000   08/15/10      1,725,500
                                                                                 ------------

          ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
 4,500    L-3 Communications Corp., 144A--Private
          Placement (b)................................       3.000   08/01/35      4,471,875
 2,600    Vishay Intertechnology, Inc. ................       3.625   08/01/23      2,548,000
                                                                                 ------------
                                                                                    7,019,875
                                                                                 ------------
          ELECTRONIC MANUFACTURING SERVICES  1.5%
 3,900    Agere Systems, Inc. .........................       6.500   12/15/09      3,856,125
 2,100    Solectron Corp., Ser B.......................       0.500   02/15/34      1,569,750
                                                                                 ------------
                                                                                    5,425,875
                                                                                 ------------
          ENTERTAINMENT  1.7%
 6,000    Walt Disney Co. .............................       2.125   04/15/23      6,030,000
                                                                                 ------------

          ENVIRONMENTAL & FACILITIES SERVICES  0.3%
 1,050    Allied Waste Industries, Inc. ...............       4.250   04/15/34        913,500
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          HEALTH CARE EQUIPMENT  4.0%
$2,400    Advanced Medical Optics, Inc., 144A--Private
          Placement (b)................................       2.500%  07/15/24   $  2,451,000
 1,800    Cytyc Corp. .................................       2.250   03/15/24      1,993,500
 2,100    Medtronic, Inc., Ser B.......................       1.250   09/15/21      2,136,750
 2,375    PSS World Medical, Inc., 144A--Private
          Placement (b)................................       2.250   03/15/24      2,369,062
   650    St. Jude Medical, Inc. ......................       2.800   12/15/35        650,812
 5,000    Thermo Electron Corporation..................       3.250   11/01/07      4,931,250
                                                                                 ------------
                                                                                   14,532,374
                                                                                 ------------
          HEALTH CARE FACILITIES  0.9%
 2,956    Manor Care, Inc., 144A--Private Placement (a)
          (b).......................................... 2.125/1.875   08/01/35      3,059,460
                                                                                 ------------

          HEALTH CARE SUPPLIES  0.9%
 3,400    Fisher Scientific International, Inc. .......       3.250   03/01/24      3,395,750
                                                                                 ------------

          HOTELS, RESORTS & CRUISE LINES  2.1%
 3,200    Hilton Hotels Corp. .........................       3.375   04/15/23      3,780,000
 3,300    Host Marriott LP, 144A--Private Placement
          (b)..........................................       3.250   04/15/24      3,865,125
                                                                                 ------------
                                                                                    7,645,125
                                                                                 ------------
          HOUSEHOLD PRODUCTS  1.3%
 4,000    Church & Dwight Co., Inc., 144A--Private
          Placement (b)................................       5.250   08/15/33      4,835,000
                                                                                 ------------

          INTEGRATED TELECOMMUNICATION SERVICES  0.2%
   900    Finisar Corp., 144A--Private Placement (b)...       2.500   10/15/10        822,375
                                                                                 ------------

          INTERNET RETAIL  0.5%
 1,840    Amazon.com, Inc. ............................       4.750   02/01/09      1,777,900
                                                                                 ------------

          INTERNET SOFTWARE & SERVICES  0.8%
 1,500    Safeguard Scientifics, Inc., 144A--Private
          Placement (b)................................       2.625   03/15/24      1,059,375
 1,000    Yahoo!, Inc. ................................      *        04/01/08      1,921,250
                                                                                 ------------
                                                                                    2,980,625
                                                                                 ------------
          MANUFACTURING  0.7%
   400    Actuant Corp. ...............................       2.000   11/15/23        584,000
 1,200    Actuant Corp., 144A--Private Placement (b)...       2.000   11/15/23      1,752,000
                                                                                 ------------
                                                                                    2,336,000
                                                                                 ------------
          OIL & GAS DRILLING  0.8%
 2,400    Nabors Industries, Inc., Ser B...............      *        06/15/23      2,841,000
                                                                                 ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          OIL & GAS EQUIPMENT & SERVICES  2.8%
$3,300    Cooper Cameron Corp. ........................       1.500%  05/15/24   $  4,323,000
 3,270    Halliburton Co. .............................       3.125   07/15/23      5,608,050
                                                                                 ------------
                                                                                    9,931,050
                                                                                 ------------
          OIL & GAS EXPLORATION & PRODUCTION  0.2%
   600    McMoRan Exploration Co. .....................       5.250   10/06/11        744,000
                                                                                 ------------

          OIL & GAS REFINING & MARKETING  0.6%
 1,750    Cheniere Energy, Inc. .......................       2.250   08/01/12      2,117,500
                                                                                 ------------

          OIL FIELD SERVICES  0.6%
 1,625    Cal Dive International, Inc. ................       3.250   12/15/25      2,193,750
                                                                                 ------------

          PHARMACEUTICALS  9.0%
   600    Abgenix, Inc. ...............................       1.750   12/15/11      1,053,750
 1,932    Amylin Pharmaceuticals, Inc. ................       2.500   04/15/11      2,482,620
 4,000    Bristol-Myers Squibb Co. (Variable Rate
          Coupon)......................................       3.991   09/15/23      3,960,200
 1,200    CV Therapeutics, Inc. .......................       2.000   05/16/23      1,020,000
 2,600    Isis Pharmaceuticals, Inc. ..................       5.500   05/01/09      2,291,250
 5,800    IVAX Corp. ..................................       4.500   05/15/08      5,872,500
 4,000    King Pharmaceuticals, Inc. (Variable Rate
          Coupon)......................................       2.750   11/15/21      3,905,000
 3,000    NPS Pharmaceuticals, Inc. ...................       3.000   06/15/08      2,602,500
 3,250    Omnicare, Inc. ..............................       3.250   12/15/35      3,241,875
 1,120    Watson Pharmaceuticals, Inc., 144A--Private
          Placement (b)................................       1.750   03/15/23      1,072,400
 4,500    Wyeth, 144A--Private Placement (Variable Rate
          Coupon) (b)..................................       3.320   01/15/24      4,664,430
                                                                                 ------------
                                                                                   32,166,525
                                                                                 ------------
          RETAIL  1.8%
 3,000    Collegiate Pacific, Inc., 144A--Private
          Placement (b)................................       5.750   12/01/09      2,688,750
 4,550    TJX Cos., Inc., LYON.........................      *        02/13/21      3,657,063
                                                                                 ------------
                                                                                    6,345,813
                                                                                 ------------
          SEMICONDUCTOR EQUIPMENT  2.1%
 2,000    Cymer, Inc., 144A--Private Placement (b).....       3.500   02/15/09      1,967,500
 2,700    Teradyne, Inc. ..............................       3.750   10/15/06      2,676,375
 3,000    Veeco Instruments, Inc. .....................       4.125   12/21/08      2,831,250
                                                                                 ------------
                                                                                    7,475,125
                                                                                 ------------
          SEMICONDUCTORS  7.4%
 3,100    Advanced Micro Devices, Inc. ................       4.750   02/01/22      4,095,875
 3,200    Atmel Corp. .................................      *        05/23/21      1,552,000
 1,200    Cypress Semiconductor Corp. .................       1.250   06/15/08      1,365,000
   900    Cypress Semiconductor Corp., 144A--Private
          Placement (b)................................       1.250   06/15/08      1,023,750
 4,900    Fairchild Semiconductor Corp. ...............       5.000   11/01/08      4,802,000

 12                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          SEMICONDUCTORS (CONTINUED)
$3,250    Intel Corp., 144A--Private Placement (b).....       2.950%  12/15/35   $  3,189,062
 3,600    LSI Logic Corp., 144A--Private Placement
          (b)..........................................       4.000   05/15/10      3,469,500
 1,200    Pixelworks, Inc. ............................       1.750   05/15/24        813,000
 5,120    TriQuint Semiconductor, Inc. ................       4.000   03/01/07      5,024,000
 1,500    Vitesse Semiconductor Corp., 144A-Private
          Placement (b)................................       1.500   10/01/24      1,170,000
                                                                                 ------------
                                                                                   26,504,187
                                                                                 ------------
          SYSTEMS SOFTWARE  0.8%
 2,600    Red Hat, Inc. ...............................       0.500   01/15/24      3,051,750
                                                                                 ------------

          WIRELINE COMMUNICATIONS  0.5%
 1,625    Qwest Communications International, Inc. ....       3.500   11/15/25      1,891,094
                                                                                 ------------

          WIRELESS TELECOMMUNICATION SERVICES  2.0%
 3,540    Nextel Communications........................       5.250   01/15/10      3,553,275
 2,100    NII Holdings, Inc. ..........................       2.875   02/01/34      3,638,250
                                                                                 ------------
                                                                                    7,191,525
                                                                                 ------------

          TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  68.5%.............    245,666,742
                                                                                 ------------

          FOREIGN CONVERTIBLE CORPORATE
          OBLIGATIONS  3.7%
 3,250    Carnival Corp. (Panama) (a)..................     1.132/0   04/29/33      2,567,500
 1,200    Lions Gate Entertainment Corp. (Canada)......       3.625   03/15/25      1,036,500
 2,080    Nortel Networks Corp. (Canada)...............       4.250   09/01/08      1,960,400
 3,600    OMI Corp. (Marshall Islands).................       2.875   12/01/24      3,240,000
 3,305    Schlumberger Ltd., Ser A (Netherland
          Antilles)....................................       1.500   06/01/23      4,560,900
                                                                                 ------------

          TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS.....................     13,365,300
                                                                                 ------------

DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS  24.6%
ADVERTISING  0.5%
Interpublic Group of Cos., Inc., Ser B, 5.250%,
  144A--Private Placement (b)...............................     2,000    $  1,845,500
                                                                          ------------

AEROSPACE & DEFENSE  1.1%
Northrop Grumman Corp., Ser B, 7.000%.......................    31,000       3,942,270
                                                                          ------------

AUTOMOBILE MANUFACTURERS  0.6%
Ford Motor Co. Capital Trust II, 6.500%.....................    76,500       2,111,400
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMODITY CHEMICALS  0.0%
Celanese Corp., 4.250%......................................     5,500    $    154,825
                                                                          ------------

DISTILLERS & VINTNERS  0.8%
Constellation Brands, Inc., Ser A, 5.750%...................    69,000       2,693,070
                                                                          ------------

DIVERSIFIED CHEMICALS  0.5%
Huntsman Corp., 5.000%......................................    42,000       1,700,160
                                                                          ------------

DIVERSIFIED METALS & MINING  0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.500%................     2,700       3,170,475
                                                                          ------------

ELECTRIC UTILITIES  0.4%
PNM Resources, Inc., 6.750%.................................    30,000       1,412,700
                                                                          ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.7%
Allied Waste Industries, Inc., Ser D, 6.250%................     9,000       2,351,250
                                                                          ------------

FOOD RETAIL  0.6%
Albertsons, Inc., 7.250%....................................    90,000       2,029,500
                                                                          ------------

HEALTH CARE EQUIPMENT  1.3%
Baxter International, Inc., 7.000%                              85,000       4,568,750
                                                                          ------------

HOUSEWARES & SPECIALTIES  0.8%
Newell Financial Trust I, 5.250%, QUIPS.....................    70,000       2,922,500
                                                                          ------------

INTEGRATED OIL & GAS  1.0%
Amerada Hess Corp., 7.000%, ACES............................    32,800       3,545,024
                                                                          ------------

INVESTMENT BANKING & BROKERAGE  1.9%
Lazard Ltd., 6.625% (Bermuda)...............................   120,000       3,558,000
Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES.......   120,000       3,154,800
                                                                          ------------
                                                                             6,712,800
                                                                          ------------
LIFE & HEALTH INSURANCE  1.4%
MetLife, Inc., Ser B, 6.375%................................   180,000       4,959,000
                                                                          ------------

METAL & GLASS CONTAINERS  0.4%
Owens-Illinois, Inc., 4.750%................................    41,760       1,419,840
                                                                          ------------

MULTI-LINE INSURANCE  2.6%
Citigroup Funding, Inc., Ser GNW, 4.583% (Variable Rate
  Coupon)...................................................   138,000       4,533,300
Fortis Insurance NV, 7.750%, 144A--Private Placement
  (Netherlands) (b).........................................  1,500,000      1,816,875
Hartford Financial Services Group, Inc., 6.000%.............    41,200       3,135,320
                                                                          ------------
                                                                             9,485,495
                                                                          ------------
MULTI-UTILITIES  1.7%
Williams Cos., Inc., 5.500%, 144A--Private Placement (b)....    55,100       6,198,750
                                                                          ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  1.1%
Chesapeake Energy Corp., 5.000%.............................     6,500    $    892,938
Chesapeake Energy Corp., 4.500%.............................    32,500       3,083,438
                                                                          ------------
                                                                             3,976,376
                                                                          ------------
OTHER DIVERSIFIED FINANCIAL SERVICES  1.1%
Lucent Technologies Capital Trust I, 7.750%.................     4,100       3,997,500
                                                                          ------------

PHARMACEUTICALS  1.2%
Schering-Plough Corp., 6.000%...............................    79,000       4,246,250
                                                                          ------------

PROPERTY & CASUALTY  0.8%
XL Capital, Ltd., 6.500% (Cayman Islands)...................   134,500       3,004,730
                                                                          ------------

REAL ESTATE INVESTMENT TRUSTS  0.6%
Simon Property Group, Inc., 6.000%..........................    36,000       2,314,800
                                                                          ------------

REINSURANCE  0.9%
Platinum Underwriter Holdings, Ltd., Ser A, 6.000%
  (Bermuda).................................................   104,000       3,285,360
                                                                          ------------

SPECIALTY STORES  0.8%
United Rentals Trust I, 6.500%..............................    70,000       2,992,500
                                                                          ------------

THRIFTS & MORTGAGE FINANCE  0.9%
Fannie Mae, 5.375%..........................................        36       3,317,067
                                                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCKS  24.6%..............................     88,357,892
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  96.8%
    (Cost $330,102,643)................................................    347,389,934

REPURCHASE AGREEMENT  3.1%
State Street Bank & Trust Co. ($11,042,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.12%, dated 12/30/05, to be sold on 01/03/06 at $11,047,055) (Cost
  $11,042,000).........................................................     11,042,000
                                                                          ------------

TOTAL INVESTMENTS  99.9%
    (Cost $341,144,643)................................................    358,431,934
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%............................        415,152
                                                                          ------------

NET ASSETS  100.0%.....................................................   $358,847,086
                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 continued

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ACES--Automatically Convertible Equity Securities

LYON--Liquid Yield Option Note

PIES--Premium Income Exchangeable Securities

QUIPS--Quarterly Income Preferred Securities

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005

ASSETS:
Total Investments (Cost $341,144,643).......................  $358,431,934
Cash........................................................           864
Receivables:
  Interest..................................................     1,722,483
  Dividends.................................................       262,536
  Fund Shares Sold..........................................        75,424
  Investments Sold..........................................        14,078
Other.......................................................       136,509
                                                              ------------
    Total Assets............................................   360,643,828
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       555,126
  Investments Purchased.....................................       450,970
  Distributor and Affiliates................................       230,390
  Investment Advisory Fee...................................       169,380
Trustees' Deferred Compensation and Retirement Plans........       209,773
Accrued Expenses............................................       181,103
                                                              ------------
    Total Liabilities.......................................     1,796,742
                                                              ------------
NET ASSETS..................................................  $358,847,086
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $375,375,840
Net Unrealized Appreciation.................................    17,287,291
Accumulated Undistributed Net Investment Income.............     4,263,083
Accumulated Net Realized Loss...............................   (38,079,128)
                                                              ------------
NET ASSETS..................................................  $358,847,086
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $314,367,582 and 21,687,358 shares of
    beneficial interest issued and outstanding).............  $      14.50
    Maximum sales charge (5.75%* of offering price).........           .88
                                                              ------------
    Maximum offering price to public........................  $      15.38
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $33,143,688 and 2,291,411 shares of
    beneficial interest issued and outstanding).............  $      14.46
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $11,246,306 and 770,871 shares of
    beneficial interest issued and outstanding).............  $      14.59
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $89,510 and 6,175 shares of beneficial
    interest issued and outstanding)........................  $      14.50
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2005

INVESTMENT INCOME:
Interest....................................................  $  8,309,577
Dividends...................................................     6,022,401
Other.......................................................        64,637
                                                              ------------
    Total Income............................................    14,396,615
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,097,693
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $798,313, $392,355, and $126,882,
  respectively).............................................     1,317,550
Shareholder Services........................................       640,542
Custody.....................................................        50,478
Legal.......................................................        32,808
Trustees' Fees and Related Expenses.........................        31,296
Other.......................................................       322,706
                                                              ------------
    Total Expenses..........................................     4,493,073
    Less Credits Earned on Cash Balances....................        35,100
                                                              ------------
    Net Expenses............................................     4,457,973
                                                              ------------
NET INVESTMENT INCOME.......................................  $  9,938,642
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 12,872,959
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    40,457,243
  End of the Period.........................................    17,287,291
                                                              ------------
Net Unrealized Depreciation During the Period...............   (23,169,952)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,296,993)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $   (358,351)
                                                              ============

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE             FOR THE
                                                          YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $  9,938,642        $ 10,660,085
Net Realized Gain....................................      12,872,959          36,203,732
Net Unrealized Depreciation During the Period........     (23,169,952)         (7,678,883)
                                                         ------------        ------------
Change in Net Assets from Operations.................        (358,351)         39,184,934
                                                         ------------        ------------

Distributions from Net Investment Income:
  Class A Shares.....................................     (11,361,849)        (11,183,775)
  Class B Shares.....................................      (1,030,228)         (1,164,987)
  Class C Shares.....................................        (333,044)           (331,416)
  Class I Shares.....................................          (2,290)                -0-
                                                         ------------        ------------
Total Distributions..................................     (12,727,411)        (12,680,178)
                                                         ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................     (13,085,762)         26,504,756
                                                         ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      12,700,417          22,315,400
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................      10,481,817          10,374,550
Cost of Shares Repurchased...........................     (80,356,271)        (73,977,521)
                                                         ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (57,174,037)        (41,287,571)
                                                         ------------        ------------
TOTAL DECREASE IN NET ASSETS.........................     (70,259,799)        (14,782,815)
NET ASSETS:
Beginning of the Period..............................     429,106,885         443,889,700
                                                         ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $4,263,083
  and $6,500,529, respectively)......................    $358,847,086        $429,106,885
                                                         ============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS A SHARES                              ------------------------------------------------
                                             2005      2004      2003      2002       2001
                                            ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $14.93    $14.03    $12.02    $ 14.06    $ 17.55
                                            ------    ------    ------    -------    -------
  Net Investment Income...................     .39(a)    .38       .41        .40        .44
  Net Realized and Unrealized Gain/Loss...    (.32)      .96      2.04      (2.00)     (2.95)
                                            ------    ------    ------    -------    -------
Total from Investment Operations..........     .07      1.34      2.45      (1.60)     (2.51)
                                            ------    ------    ------    -------    -------
Less:
  Distributions from Net Investment
    Income................................     .50       .44       .44        .44        .41
  Distributions from Net Realized Gain....     -0-       -0-       -0-        -0-        .57
                                            ------    ------    ------    -------    -------
Total Distributions.......................     .50       .44       .44        .44        .98
                                            ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $14.50    $14.93    $14.03    $ 12.02    $ 14.06
                                            ======    ======    ======    =======    =======

Total Return (b)..........................    .45%     9.73%    20.76%    -11.47%    -14.38%
Net Assets at End of the Period
  (In millions)...........................  $314.4    $367.2    $375.7    $ 349.8    $ 457.4
Ratio of Expenses to Average Net Assets...   1.07%     1.04%     1.04%      1.02%       .99%
Ratio of Net Investment Income to Average
  Net Assets..............................   2.69%     2.58%     3.13%      3.03%      2.89%
Portfolio Turnover........................     69%       74%      127%        97%       115%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS B SHARES                              ------------------------------------------------
                                             2005      2004      2003      2002       2001
                                            ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $14.90    $14.00    $11.98    $ 13.99    $ 17.45
                                            ------    ------    ------    -------    -------
  Net Investment Income...................     .27(a)    .29       .32        .31        .33
  Net Realized and Unrealized Gain/Loss...    (.32)      .94      2.02      (2.00)     (2.94)
                                            ------    ------    ------    -------    -------
Total from Investment Operations..........    (.05)     1.23      2.34      (1.69)     (2.61)
                                            ------    ------    ------    -------    -------
Less:
  Distributions from Net Investment
    Income................................     .39       .33       .32        .32        .28
  Distributions from Net Realized Gain....     -0-       -0-       -0-        -0-        .57
                                            ------    ------    ------    -------    -------
Total Distributions.......................     .39       .33       .32        .32        .85
                                            ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $14.46    $14.90    $14.00    $ 11.98    $ 13.99
                                            ======    ======    ======    =======    =======

Total Return (b)..........................   -.31%     8.93%    19.83%    -12.14%    -15.06%
Net Assets at End of the Period
  (In millions)...........................  $ 33.1    $ 47.4    $ 53.5    $  52.2    $  74.9
Ratio of Expenses to Average Net Assets...   1.83%     1.80%     1.81%      1.78%      1.75%
Ratio of Net Investment Income to Average
  Net Assets..............................   1.91%     1.82%     2.36%      2.27%      2.12%
Portfolio Turnover........................     69%       74%      127%        97%       115%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED DECEMBER 31,
CLASS C SHARES                              ------------------------------------------------
                                             2005      2004      2003      2002       2001
                                            ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $15.02    $14.12    $12.08    $ 14.10    $ 17.58
                                            ------    ------    ------    -------    -------
  Net Investment Income...................     .28(a)    .28       .31        .30        .32
  Net Realized and Unrealized Gain/Loss...    (.32)      .95      2.05      (2.00)     (2.95)
                                            ------    ------    ------    -------    -------
Total from Investment Operations..........    (.04)     1.23      2.36      (1.70)     (2.63)
                                            ------    ------    ------    -------    -------
Less:
  Distributions from Net Investment
    Income................................     .39       .33       .32        .32        .28
  Distributions from Net Realized Gain....     -0-       -0-       -0-        -0-        .57
                                            ------    ------    ------    -------    -------
Total Distributions.......................     .39       .33       .32        .32        .85
                                            ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD........  $14.59    $15.02    $14.12    $ 12.08    $ 14.10
                                            ======    ======    ======    =======    =======

Total Return (b)..........................   -.24%     8.85%    19.83%    -12.11%    -15.06%
Net Assets at End of the Period
  (In millions)...........................  $ 11.2    $ 14.5    $ 14.7    $  12.9    $  16.9
Ratio of Expenses to Average Net Assets...   1.83%     1.80%     1.81%      1.78%      1.75%
Ratio of Net Investment Income to Average
  Net Assets..............................   1.92%     1.82%     2.36%      2.27%      2.12%
Portfolio Turnover........................     69%       74%      127%        97%       115%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              MARCH 23, 2005
                                                             (COMMENCEMENT OF
CLASS I SHARES                                                OPERATIONS) TO
                                                             DECEMBER 31, 2005
                                                             -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $14.17
                                                                  ------
  Net Investment Income.....................................         .33(a)
  Net Realized and Unrealized Gain..........................         .40
                                                                  ------
Total from Investment Operations............................         .73
Less Distributions from Net Investment Income...............         .40
                                                                  ------
NET ASSET VALUE, END OF THE PERIOD..........................      $14.50
                                                                  ======
Total Return (b)............................................       5.21%*
Net Assets at End of the Period (In millions)...............      $   .1
Ratio of Expenses to Average Net Assets.....................        .84%
Ratio of Net Investment Income to Average Net Assets........       3.10%
Portfolio Turnover..........................................         69%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation, and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $11,771,017. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $38,079,127 which will expire on December 31, 2010.

    At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $343,365,479
                                                                ============
Gross tax unrealized appreciation...........................    $ 27,402,864
Gross tax unrealized depreciation...........................     (12,336,409)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 15,066,455
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005           2004
Distributions paid from:
  Ordinary income...........................................  $12,727,411    $12,680,178
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $12,727,411    $12,680,178
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on Statement of Assets and Liabilities. A permanent difference relating to the Fund's investment in other regulated investment companies totaling $3,445 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent difference relating to book to tax amortization differences on securities sold totaling $95,089 was reclassified from accumulated undistributed net

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

investment income to accumulated net realized loss. A permanent difference relating to gains not recognized for tax totaling $550,619 was reclassified from accumulated net realized loss to capital. Additionally, a permanent difference relating to book to tax amortization differences totaling $649,857 was reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $6,667,631
Undistributed long-term capital gains.......................           -0-

    Net realized gains and losses my differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to book to tax amortization differences.

F. EXPENSE REDUCTIONS During the year ended December 31, 2005, the Fund's custody fee was reduced by $35,100 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $350 million..........................................       .55%
Next $350 million...........................................       .50%
Next $350 million...........................................       .45%
Over $1.05 billion..........................................       .40%

    For the year ended December 31, 2005, the Fund recognized expenses of approximately $23,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $35,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2005, the Fund recognized expenses of approximately $464,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $100,119 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Advisor, totaling $22,863.

    For the year ended December 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $21,100 and CDSC on redeemed shares of approximately $72,700. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2005 and 2004, transactions were as follows:

                                                FOR THE                       FOR THE
                                               YEAR ENDED                    YEAR ENDED
                                           DECEMBER 31, 2005             DECEMBER 31, 2004
                                       --------------------------    --------------------------
                                         SHARES         VALUE          SHARES         VALUE
Sales:
  Class A............................     700,242    $ 10,057,850     1,057,695    $ 15,191,109
  Class B............................     123,221       1,772,876       270,385       3,847,722
  Class C............................      53,923         781,072       228,050       3,276,569
  Class I............................       6,247          88,619           -0-             -0-
                                       ----------    ------------    ----------    ------------
Total Sales..........................     883,633    $ 12,700,417     1,556,130    $ 22,315,400
                                       ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A............................     642,623    $  9,247,413       634,470    $  9,054,008
  Class B............................      65,628         942,135        72,814       1,037,470
  Class C............................      20,022         289,979        19,705         283,072
  Class I............................         159           2,290           -0-             -0-
                                       ----------    ------------    ----------    ------------
Total Dividend Reinvestment..........     728,432    $ 10,481,817       726,989    $ 10,374,550
                                       ==========    ============    ==========    ============
Repurchases:
  Class A............................  (4,253,317)   $(61,088,056)   (3,877,341)   $(55,309,541)
  Class B............................  (1,078,843)    (15,434,205)     (982,454)    (13,990,934)
  Class C............................    (265,767)     (3,830,668)     (325,571)     (4,677,046)
  Class I............................        (231)         (3,342)          -0-             -0-
                                       ----------    ------------    ----------    ------------
Total Repurchases....................  (5,598,158)   $(80,356,271)   (5,185,366)   $(73,977,521)
                                       ==========    ============    ==========    ============

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended December 31, 2005, the Fund received redemption fees of approximately $100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $251,807,398 and $309,620,608, respectively.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,718,200 and $207,900 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the year ended December 31, 2005 are payments retained by Van Kampen of approximately $375,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $45,500.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 continued

damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HARBOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Harbor Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Harbor Fund (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Harbor Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 13, 2006

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2005. For corporate shareholders, 14% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund may designate up to a maximum of $12,727,411 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee      Trustee     Chairman and Chief             66       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (67)            Trustee      Trustee     Prior to January 1999,         64       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (65)               Trustee      Trustee     President of CAC, L.L.C.,      66       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).


VAN KAMPEN HARBOR FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee      Trustee     Managing Partner of            64       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      64       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (70)              Trustee      Trustee     Prior to 1998, President       66       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFfiCERS continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            64       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (65)       Trustee      Trustee     President Emeritus and         66       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (64)  Trustee      Trustee     Chief Communications           64       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (66)           Trustee      Trustee     Partner in the law firm        66       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HARBOR FUND

TRUSTEES AND OFFICERS continued

OFFICERS:

                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)       President and     Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas  Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                     since May 2003. Managing Director of Van Kampen Advisors
                             Officer                       Inc. since June 2003. Director of Investor Services since
                                                           September 2002. Director of the Adviser, Van Kampen
                                                           Investments and Van Kampen Exchange Corp. since January
                                                           2005. Managing Director of Morgan Stanley and Morgan
                                                           Stanley & Co. Incorporated. Managing Director and Director
                                                           of Morgan Stanley Investment Management Inc. Chief
                                                           Administrative Officer, Managing Director and Director of
                                                           Morgan Stanley Investment Advisors Inc. and Morgan Stanley
                                                           Services Company Inc. Managing Director and Director of
                                                           Morgan Stanley Distributors Inc. and Morgan Stanley
                                                           Distribution Inc. Chief Executive Officer and Director of
                                                           Morgan Stanley Trust. Executive Vice President and Principal
                                                           Executive Officer of the Institutional and Retail Morgan
                                                           Stanley Funds. Director of Morgan Stanley SICAV. Previously
                                                           Chief Global Operations Officer of Morgan Stanley Investment
                                                           Management Inc. and Executive Vice President of funds in the
                                                           Fund Complex from May 2003 to September 2005.

Joseph J. McAlinden (63)     Executive Vice    Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and     since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020           Chief Investment              Investment Management Inc. and Director of Morgan Stanley
                             Officer                       Trust for over 5 years. Executive Vice President and Chief
                                                           Investment Officer of funds in the Fund Complex. Managing
                                                           Director and Chief Investment Officer of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc. since
                                                           December 2002.

Amy R. Doberman (43)         Vice President    Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                    since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                         Management Inc., Morgan Stanley Investment Advisers Inc. and
                                                           the Adviser. Vice President of the Morgan Stanley
                                                           Institutional and Retail Funds since July 2004 and Vice
                                                           President of funds in the Fund Complex since August 2004.
                                                           Previously, Managing Director and General Counsel of
                                                           Americas, UBS Global Asset Management from July 2000 to July
                                                           2004 and General Counsel of Aeltus Investment Management,
                                                           Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)       Vice President    Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                         Complex.

VAN KAMPEN HARBOR FUND
TRUSTEES AND OFfiCERS continued
                                                TERM OF
                                               OFFICE AND
                               POSITION(S)     LENGTH OF
NAME, AGE AND                   HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND          SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)        Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                 Director of Van Kampen Investments, the Adviser, Van Kampen
                                                           Advisors Inc. and certain other subsidiaries of Van Kampen
                                                           Investments, Vice President, Chief Financial Officer and
                                                           Treasurer of funds in the Fund Complex and head of Fund
                                                           Accounting for Morgan Stanley Investment Management Inc.
                                                           Prior to December 2002, Executive Director of Van Kampen
                                                           Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (42)         Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza             Officer and       since 2005  Inc. since June 2005. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181   Treasurer                     of funds in the Fund Complex since August 2005. Prior to
                                                           June 2005, Vice President and Chief Financial Officer of
                                                           Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Harbor Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  11, 111, 211
                                                                  HAR ANR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                      RN06-00277P-Y 12/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

        (1) The Fund's Code of Ethics is attached hereto as Exhibit 12A.
        (2) Not applicable.
        (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005

                                         REGISTRANT    COVERED ENTITIES(1)
AUDIT FEES ..........................   $   28,400     N/A

NON-AUDIT FEES

   AUDIT-RELATED FEES ...............   $        0     $  235,000(2)
   TAX FEES .........................   $    2,500(3)  $   52,799(4)
   ALL OTHER FEES ...................   $        0     $  956,268(5)
TOTAL NON-AUDIT FEES ................   $    2,500     $1,244,067

TOTAL ...............................   $   30,900     $1,244,067

2004

                                         REGISTRANT    COVERED ENTITIES(1)
AUDIT FEES ..........................   $   29,500     N/A

NON-AUDIT FEES

   AUDIT-RELATED FEES ...............   $        0     $  115,000(2)
   TAX FEES .........................   $    2,000(3)  $  100,829(4)
   ALL OTHER FEES ...................   $        0     $   60,985(6)
TOTAL NON-AUDIT FEES ................   $    2,000     $  276,814

TOTAL ...............................   $   31,500     $  276,814

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.2

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         - Van Kampen Investments Inc.

         - Van Kampen Asset Management

         - Van Kampen Advisors Inc.

         - Van Kampen Funds Inc.

         - Van Kampen Investor Services Inc.

         - Morgan Stanley Investment Management Inc.

         - Morgan Stanley Trust Company

         - Morgan Stanley Investment Management Ltd.

         - Morgan Stanley Investment Management Company

         - Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006